FINANCIAL EXPENSES (INCOME), NET (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Bank charges			$ 4	$ 7	$ (23)	$ (21)
Foreign currency translation adjustments			(27)	9	(33)	(55)
Issuance cost related to warrants to investors and service provider			0	489	(533)	0
Change in fair value of warrants	$ (526)	$ 396	(376)	538	2,194	(293)
Total Financial expenses (income), net	$ (492)	$ 349	$ (353)	$ 33	$ (1,519)	$ (369)